Inventories, Net - Schedule of Inventory Write-Down (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory Write-Down [Abstract]
Balance	$ (8,228)	$ (6,917)
Provision for the year	(16,574)	(12,132)
Write-offs	10,674	11,090
Effect of foreign currency exchange differences	1,182	(269)
Balance	$ (12,946)	$ (8,228)